Assets Held for Sale	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Assets Held for Sale
4.	Assets Held for Sale

The Company fully discontinued its production in Wuxi by the end of June 2013 due to sustained losses generated from FPC production and a lack of customers for LCM for tablets. The Company is seeking potential buyer for all its long-lived assets related to FPC production since June 2013, hence these assets were classified as held for sale in 2013. During 2014, $16,316 of long-lived assets was reclassified to assets held for sale, $19,035 additional impairment loss has been made on the production machineries because of the management assessed that the market value was lower than the net book value. $19,823 of assets held for sale was disposed with the consideration of $19,725 and a loss of $98 included in loss from discontinued operations. Assets held for sale are comprised of the following:

At December 31,	2013	2014
At net book value:
Land	$4,215	$2,053
Buildings	18,784	18,434
Machinery and equipment	19,625	25
Leasehold improvements	2,429	2,343
Others	370	26

Total	$45,423	$22,881